Brown Advisory Sustainable Bond Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 41.4%
2,120,000	Agilent Technologies, Inc.	2.10%	06/04/2030	2,076,071
2,200,000	Alexandria Real Estate Equities, Inc.	2.00%	05/18/2032	2,045,456
940,000	Allison Transmission, Inc.^	5.88%	06/01/2029	1,029,009
1,920,000	American Tower Corp.	3.13%	01/15/2027	2,041,686
2,010,000	Amphenol Corp.	2.80%	02/15/2030	2,061,731
1,931,000	Analog Devices, Inc.	2.95%	04/01/2025	2,053,326
2,040,000	Apple, Inc.	1.13%	05/11/2025	2,053,724
429,000	Aptiv PLC	4.35%	03/15/2029	483,259
925,000	Ball Corp.	4.88%	03/15/2026	1,035,982
2,060,000	Bank of America Corp. (Fixed until 09/25/2024, then SOFR + 0.91%)	0.98%	09/25/2025	2,055,856
2,015,000	Citigroup, Inc. (Fixed until 05/15/2023, then SOFR + 1.67%)	1.68%	05/15/2024	2,056,137
1,065,000	Clearway Energy Operating LLC^	3.75%	02/15/2031	1,024,095
2,399,000	Conservation Fund	3.47%	12/15/2029	2,489,826
950,000	Consolidated Edison Co. of New York, Inc.	3.35%	04/01/2030	1,016,919
1,045,000	Crowdstrike Holdings, Inc.	3.00%	02/15/2029	1,023,003
1,970,000	Crown Castle International Corp.	3.30%	07/01/2030	2,059,973
2,715,000	CVS Health Corp.	4.30%	03/25/2028	3,084,161
765,000	Ford Foundation	2.42%	06/01/2050	691,155
1,920,000	Fortis, Inc.	3.06%	10/04/2026	2,045,310
685,000	Graphic Packaging International LLC^	4.75%	07/15/2027	750,801
2,645,000	Hasbro, Inc.	3.50%	09/15/2027	2,823,868
478,000	Hawaiian Brand Intellectual Property, Ltd.^	5.75%	01/20/2026	508,616
1,860,000	Huntsman International LLC	4.50%	05/01/2029	2,060,884
1,985,000	IDEX Corp.	3.00%	05/01/2030	2,046,987
1,855,000	JB Hunt Transport Services, Inc.	3.88%	03/01/2026	2,050,537
823,000	KeHE Distributors LLC^	8.63%	10/15/2026	917,517
1,400,000	Land O'Lakes, Inc.^	7.25%	07/14/2027	1,452,500
1,000,000	LBM Acquisition LLC^	6.25%	01/15/2029	1,031,250
1,845,000	Marriott International, Inc.	4.65%	12/01/2028	2,056,186
1,785,000	Marvell Technology Group Ltd.	4.88%	06/22/2028	2,047,506
1,895,000	NextEra Energy Capital Holdings, Inc. (Fixed until 12/01/2027, then 3 Month LIBOR USD + 2.41%)	4.80%	12/01/2077	2,050,262
971,000	NIKE, Inc.	2.85%	03/27/2030	1,022,844
2,760,000	Northwell Healthcare, Inc.	4.26%	11/01/2047	3,106,140
1,865,000	NXP BV^	3.88%	06/18/2026	2,051,348
1,860,000	PVH Corp.	4.63%	07/10/2025	2,045,281
995,000	SBA Communications Corp.	3.88%	02/15/2027	1,018,333
2,085,000	Southwest Airlines Co.	2.63%	02/10/2030	2,051,079
2,115,000	Takeda Pharmaceutical Co., Ltd.	2.05%	03/31/2030	2,038,174
1,905,000	Thermo Fisher Scientific, Inc.	3.20%	08/15/2027	2,065,728
1,840,000	TJX Companies, Inc.	3.88%	04/15/2030	2,049,644
730,000	T-Mobile USA, Inc.^	3.88%	04/15/2030	796,415
1,770,000	Trimble, Inc.	4.90%	06/15/2028	2,042,560
900,000	Trustees of the University of Pennsylvania	4.01%	08/15/2047	1,027,744
2,795,000	Verisk Analytics, Inc.	4.00%	06/15/2025	3,084,319
2,765,000	Verizon Communications, Inc.	3.88%	02/08/2029	3,078,178
1,980,000	VF Corp.	2.95%	04/23/2030	2,053,207
2,015,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	2,132,345
2,085,000	Xylem, Inc.	2.25%	01/30/2031	2,046,906
Total Corporate Bonds & Notes (Cost $83,459,353)				85,933,838

Mortgage Backed Securities - 29.6%
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE B (1 Month LIBOR USD + 1.25%)^	1.36%	12/15/2037	501,097
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE C (1 Month LIBOR USD + 1.45%)^	1.56%	12/15/2037	501,186
723,600	CORE Mortgage Trust, Series 2019-CORE C (1 Month LIBOR USD + 1.30%)^	1.41%	12/15/2031	723,439
500,000	CSMC, Series 2019-ICE4 C (1 Month LIBOR USD + 1.43%)^	1.54%	05/15/2036	500,974
1,350,000	CSMC, Series 2019-ICE4 D (1 Month LIBOR USD + 1.60%)^	1.71%	05/15/2036	1,352,766
420,864	FHLMC STACR, Series 2014-HQ2 M3 (1 Month LIBOR USD + 3.75%)	3.86%	09/25/2024	434,710
382,102	FHLMC STACR, Series 2015-HQ2 M3 (1 Month LIBOR USD + 3.25%)	3.36%	05/27/2025	389,291
112,923	FHMS, Series K-W01 A1	2.59%	05/25/2025	118,354
600,000	FHMS, Series K-G01 A7	2.88%	04/25/2026	644,510
584,086	FHMS, Series K-W03 X1#~	0.84%	06/25/2027	23,116
300,000	FHMS, Series K-W03 A2	3.02%	06/25/2027	326,130
1,305,641	FHMS, Series Q-006 APT1#	2.67%	04/25/2028	1,352,298
5,497,561	FHMS, Series K-G01 X1#~	0.97%	04/25/2029	324,016
6,250,000	FHMS, Series K-G02 X1#~	1.02%	08/25/2029	450,921
800,000	FHMS, Series K-G03 A2	1.30%	06/25/2030	762,498
5,900,000	FHMS, Series K-G03 X1#	1.38%	06/25/2030	625,630
7,497,794	FHMS, Series K-SG1 X1#~	1.16%	09/25/2030	684,487
1,960,000	FHMS, Series K-SG1 A2	1.50%	09/25/2030	1,898,322
1,850,000	FHMS, Series K-G04 A2	1.49%	11/25/2030	1,784,597
414,780	FHMS, Series Q-010 APT1#	2.55%	04/25/2046	418,666
708,523	FHMS, Series Q-007 APT1#	2.99%	10/25/2047	724,250
946,326	FHMS, Series Q-013 APT1#	1.16%	05/25/2050	953,119
150,654	FNMA, Pool# BK5105	5.50%	05/01/2048	170,927
135,600	FNMA, Pool# BK8032	5.50%	06/01/2048	152,907
96,058	FNMA, Pool# BN0202	5.50%	09/01/2048	107,924
146,382	FNMA, Pool# BN4936	5.50%	12/01/2048	164,754
150,515	FNMA, Pool# BN4921	5.50%	01/01/2049	168,708
2,935,000	FNMA, 1.50%, Due TBA May	1.50%	05/15/2036	2,942,964
6,670,000	FNMA, 2.50%, Due TBA May	2.50%	05/15/2051	6,825,938
79,032	FNMA REMIC Trust, Series 2017-M2 A2#	2.81%	02/25/2027	85,267
831,000	FNMA REMIC Trust, Series 2017-M13 A2#	2.94%	09/25/2027	905,647
930,000	FNMA REMIC Trust, Series 2019-M1 A2#	3.55%	09/25/2028	1,048,425
995,554	FNMA REMIC Trust, Series 2021-M1S A1	0.83%	12/25/2030	964,011
1,000,000	FREMF Mortgage Trust, Series 2019-K89 B#^	4.29%	01/25/2051	1,101,547
1,000,000	FREMF Mortgage Trust, Series 2019-K734 B#^	4.05%	02/25/2051	1,087,753
1,250,000	FREMF Mortgage Trust, Series 2019-K735 B#^	4.02%	05/25/2052	1,359,437
1,000,000	FREMF Mortgage Trust, Series 2020-K737 B#^	3.30%	01/25/2053	1,052,251
9,735,000	GNMA, 2.00%, Due TBA May	2.00%	05/15/2051	9,808,962
945,608	GNMA, Pool# 781950X	4.50%	07/15/2035	1,059,588
982,930	GNMA, Pool# MA7106M	2.00%	01/20/2036	1,009,678
993,631	GNMA, Pool# MA7164M	2.00%	02/20/2036	1,020,689
1,621,706	GNMA, Pool# AV8310C	3.50%	08/20/2046	1,765,285
1,579,786	GNMA REMIC Trust, Series 2020-167 EC	1.00%	02/20/2049	1,593,842
502,442	GNMA REMIC Trust, Series 2019-152 LC	3.50%	10/20/2049	514,960
1,777,981	GNMA REMIC Trust, Series 2020-016 MD	2.75%	02/20/2050	1,829,842
2,427,207	GNMA REMIC Trust, Series 2021-023 ME	1.25%	02/20/2051	2,426,699
399,457	IMT Trust, Series 2017-APTS BFL (1 Month LIBOR USD + 0.95%)^	1.06%	06/15/2034	399,192
1,008,583	IMT Trust, Series 2017-APTS CFL (1 Month LIBOR USD + 1.10%)^	1.21%	06/15/2034	1,008,914
1,000,000	JPMCC, Series 2019-MFP C (1 Month LIBOR USD + 1.36%)^	1.47%	07/15/2036	996,432
1,345,000	KNDL Mortgage Trust, Series 2019-KNSQ C (1 Month LIBOR USD + 1.05%)^	1.16%	05/15/2036	1,346,121
700,000	MRCD Mortgage Trust, Series 2019-PARK C^	2.72%	12/15/2036	710,778
200,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	0.81%	11/15/2034	200,168
1,110,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	1.51%	11/15/2034	1,111,115
1,000,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC C^	3.40%	12/16/2038	1,004,511
Total Mortgage Backed Securities (Cost $60,925,071)				61,439,613

Asset Backed Securities - 9.5%
500,000	CNH Equipment Trust, Series 2020-A A4	1.51%	04/15/2027	511,045
537,613	Dext LLC, Series 2020-1 A^	1.46%	02/16/2027	539,251
693,309	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	698,727
805,000	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	805,207
757,275	FREED ABS Trust, Series 2019-1 B^	3.87%	06/18/2026	765,103
547,619	FREED ABS Trust, Series 2020-2CP A^	4.52%	06/18/2027	552,323
445,563	FREED ABS Trust, Series 2021-1CP A^	0.66%	03/20/2028	445,854
600,000	FREED ABS Trust, Series 2021-1CP^	1.41%	03/20/2028	601,030
500,000	GreatAmerica Leasing Receivables Funding LLC, Series 2019-1 B^	3.37%	02/18/2025	523,839
500,000	GreatAmerica Leasing Receivables Funding LLC, Series 2019-1 C^	3.54%	02/17/2026	524,720
1,000,000	HPEFS Equipment Trust, Series 2019-1A D^	2.72%	09/20/2029	1,022,363
1,000,000	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	1,024,727
620,000	HPEFS Equipment Trust, Series 2021-1 TR^	1.03%	03/20/2031	617,819
638,751	Newtek Small Business Loan Trust, Series 2018-1 A (1 Month LIBOR USD + -0.55%)^	2.70%	02/25/2044	623,970
456,639	NYCTL Trust, Series 2019-A A^	2.19%	11/10/2032	456,260
500,000	Oportun Funding IX LLC, Series 2018-B A^	3.91%	07/08/2024	500,271
1,000,000	Oportun Funding X LLC, Series 2018-C A^	4.10%	10/08/2024	1,013,165
327,000	Oportun Funding XIII LLC, Series 2019-A A^	3.08%	08/08/2025	335,141
305,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	305,078
650,000	PFS Financing Corp., Series 2020-F A^	0.93%	08/15/2024	653,999
1,075,000	PFS Financing Corp., Series 2021-A A^	0.71%	04/15/2026	1,070,815
362,000	SBA Tower Trust, Series 2020-1-2^	2.33%	01/15/2028	368,416
850,000	Stack Infrastructure Issuer LLC, Series 2020-1A A2^	1.89%	08/25/2045	853,105
750,000	Tesla Auto Lease Trust, Series 2020-A A3^	0.68%	12/20/2023	753,934
750,000	Tesla Auto Lease Trust, Series 2020-A C^	1.68%	02/20/2024	760,495
525,000	Tesla Auto Lease Trust, Series 2021-A C^	1.18%	03/20/2025	525,037
1,125,000	Vantage Data Centers LLC, Series 2020-1A A2^	1.65%	09/15/2045	1,127,028
750,000	Verizon Owner Trust, Series 2019-A C	3.22%	09/20/2023	776,650
1,000,000	Verizon Owner Trust, Series 2019-B C#	2.60%	12/20/2023	1,030,741
Total Asset Backed Securities (Cost $19,600,177)				19,786,113

U.S. Treasury Notes - 8.8%
9,480,000	United States Treasury Note	2.75%	04/30/2023	9,985,291
8,260,000	United States Treasury Note	0.13%	01/15/2024	8,218,055
Total U.S. Treasury Notes (Cost $18,203,082)				18,203,346

Foreign Government Bonds - 8.3%
1,000,000	Industrial Bank of Korea (3 Month LIBOR USD + 0.60%)^	0.80%	08/02/2021	1,003,155
5,600,000	International Bank for Reconstruction & Development	0.63%	04/22/2025	5,578,624
3,920,000	International Finance Corp.	2.00%	10/24/2022	4,030,152
2,425,000	Korea Development Bank (3 Month LIBOR USD + 0.73%)	0.96%	07/06/2022	2,439,317
4,000,000	Kreditanstalt fuer Wiederaufbau	2.00%	09/29/2022	4,107,946
Total Foreign Government Bonds (Cost $17,190,049)				17,159,194

Municipal Bonds - 5.0%
2,650,000	California Health Facilities Financing Authority	3.03%	06/01/2034	2,707,264
1,325,000	Colorado Health Facilities Authority	3.36%	12/01/2030	1,324,163
100,000	Honolulu, City & County Hawaii	3.00%	09/01/2027	108,299
30,000	Los Angeles California Community College District	6.60%	08/01/2042	47,101
430,000	Los Angeles California Wastewater System Revenue	3.49%	06/01/2029	467,391
15,000	Maryland Community Development Administration	3.24%	09/01/2048	15,657
3,300,000	Metropolitan Pier & Exposition Authority	3.96%	12/15/2026	3,452,719
675,000	Miami-Dade County Florida Educational Facilities Authority	4.47%	04/01/2051	695,615
1,000,000	New York City Housing Development Corp.	2.71%	08/01/2031	1,013,700
60,000	San Francisco, City & County of California Public Utilities Commission Water Revenue	3.55%	11/01/2031	65,175
355,000	University of California	2.99%	05/15/2026	385,029
25,000	University of North Texas System	3.69%	04/15/2030	27,420
Total Municipal Bonds (Cost $10,002,070)				10,309,533

Shares/Par Value
Short-Term Investments - 6.3%
Money Market Funds - 6.2%
12,898,733	First American Government Obligations Fund - Class Z, 0.03%*			12,898,733
U.S. Treasury Bills - 0.1%
250,000	United States Treasury Bill, 04/15/2021, 0.08%†			249,999
Total Short-Term Investments (Cost $13,148,726)				13,148,732
Total Investments - 108.9% (Cost $222,528,528)				225,980,369
Liabilities in Excess of Other Assets - (8.9)%				(18,445,105)
NET ASSETS - 100.0%				$207,535,264

# Variable rate security. Rate disclosed is as of the date of this report.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
*Annualized seven-day yield as of the date of this report.
† This security is pledged as collateral in connection with open futures contracts. Rate disclosed is yield to maturity as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's money market fund, with a total market value of $12,898,733, was categorized as Level 1, while the Fund's investments in corporate bonds & notes, mortgage backed securities, asset backed securities, foreign government bonds, municipal bonds and U.S. Treasury Notes and Bills, with a total market value of $213,081,636, were categorized as Level 2.

Futures Contracts - Long
The Brown Advisory Sustainable Bond Fund had the following open long futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note Futures	103	06/30/2021	$22,758,647	$22,734,836	$(23,811)
U.S. Treasury 5-Year Note Futures	70	06/30/2021	8,758,530	8,637,891	(120,639)
U.S. Treasury Long Bond Futures	51	06/21/2021	8,311,652	7,884,281	(427,371)
U.S. Treasury Ultra Bond Futures	68	06/21/2021	13,180,769	12,322,875	(857,894)
			$53,009,598	$51,579,883	$(1,429,715)
Futures Contracts - Short
The Brown Advisory Sustainable Bond Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note Futures	(119)	06/21/2021	$(16,036,541)	$(15,581,562)	$454,979
U.S. Treasury 10-Year Ultra Note Futures	(106)	06/21/2021	(15,888,728)	(15,230,875)	657,853
			$(31,925,269)	$(30,812,437)	$1,112,832

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in long and short futures contracts were valued using Level 1 inputs as of the date of this report.